INCOME TAX BENEFIT - Narrative (Details) - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	0.00%	0.00%	4.30%	0.00%
U.S./foreign tax rate differential	20.70%	17.70%	10.00%	15.90%
Valuation allowance			$ 22,471,000	$ 19,752,000
Unrecognized tax benefits			$ 0	$ 0
Bailiwick of Jersey and the Cayman Islands
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate			0.00%
UNITED KINGDOM
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate			25.00%